Non-current and current financial investments - Non-current financial investments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total non-current financial investments	€ 200,182,000
Maturity		3 months
Term Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current financial investments	€ 200,182,000
Maturity	18 months